Delinquent Section 16(a) Reports. Section 16(a) of the Exchange Act and Section 30(h) of the 1940 Act, and the rules thereunder, require the Fund’s trustees and certain officers, investment adviser, certain affiliated persons of the investment adviser and persons who own more than 10% of a registered class of the Fund’s equity securities to file forms reporting their affiliation with the Fund and their ownership and changes in their ownership of the Fund’s securities with the Securities and Exchange Commission (the “SEC”) and the New York Stock Exchange.

Based solely on a review of the reports filed with the SEC, the Registrant believes that, during the fiscal year ended March 31, 2025, all reports required to file under Section 16(a) were timely filed, except: (i) Christine Gallagher, Meredith Coffey, Michael Anthony Porter, Carl J. Rickertsen and Steve Lessar each filed a late Form 3 filing following their respective appointments as Trustees of the Fund; (ii) Kristin Hester, Kenneth Lee Seifert Jr., Ryan Del Giudice and Michael J. Rucker each filed a late Form 3 filing following their respective appointments as executive officers of the Fund; (iii) Apollo S3 RIC Management, L.P. filed a late Form 3 filing in connection with its appointment as the investment adviser to the Fund; and (iv) Apollo Principal Holdings B, L.P., Apollo Principal Holdings B GP, LLC and APO Corp. filed a late Form 3 filing as a greater than 10% owner of the Fund. Although the Fund’s registration statement on Form N-2 was declared effective on April 12, 2024, each reporting, other than those noted below, filed in connection with the date the Fund broke escrow, October 11, 2024. Michael J. Rucker and those entities noted in (iv) above experienced unanticipated delays in obtaining EDGAR filing codes.